Premium Income and Premiums Paid to Reinsurers - Summary of Premiums Paid to Reinsurers (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	€ 2,189	€ 3,418	€ 2,640
Life insurance general account [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	2,057	3,292	2,506
Non-Life insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	132	126	134
Accident and health insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	132	118	127
General insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	€ 0	€ 8	€ 7

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.